Shareholder Report, Holdings (Details) - Schwab Global Real Estate Fund [Member]	Aug. 31, 2024
Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
Prologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Scentre Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Vicinity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Gaming and Leisure Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
British Land Co PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Real Estate Development [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Real Estate Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.10%
JAPAN
Holdings [Line Items]
Percent of Total Investments	9.00%
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.10%
FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.00%
Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%

[1]	This list is not a recommendation of any security by the investment adviser.